INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Student housing	—	—%	—	—%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$14	2%	$462	15%
Industrial	65	8%	369	12%
Land	37	4%	15	1%
Office	464	53%	1,402	45%
Retail	218	25%	17	1%
Apartments	60	7%	425	13%
Student housing	—	—%	85	2%
Other	3	1%	335	11%
Total	$861	100%	$3,110	100%